Cover	Dec. 13, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 13, 2024
Entity File Number	001-35021
Entity Registrant Name	EVANS BANCORP, INC.
Entity Central Index Key	0000842518
Entity Tax Identification Number	16-1332767
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	6460 Main Street
Entity Address, City or Town	Williamsville
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14221
City Area Code	716
Local Phone Number	926-2000
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.50 per share
Trading Symbol	EVBN
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false